401(k) Savings Plan	12 Months Ended
Dec. 31, 2020
401(k) Savings Plan
401(k) Savings Plan

Note 10.   401(k) Savings Plan

Effective November 1, 2014, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all domestic employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Company contributions to the plan may be made at the discretion of the Board. As of December 31, 2020 the Company had not made contributions to the plan since its inception.